Inventories (Tables)	3 Months Ended
Mar. 31, 2021
Disclosure Of Inventories Abstract
Schedule of Inventories
	March 31	December 31
	2021	2020
	$	$
Ore stockpiles	393	463
Concentrate inventory	367	4
Production spare parts	2,699	2,441
Obsolescence Provision - spare parts	(477)	(523)
	2,982	2,385